Income Tax - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Deferred tax assets	€ 55,877	€ 45,552
Prior Years Tax adjustments	(6,544)	918	€ 1,620
Tax accrual related to ongoing tax audit of prior period	€ 900
Step up		€ 7,926
Statutory income tax rate	27.90%	27.90%	27.90%
Unrecognized tax losses	€ 3,800	€ 8,794
Swissfillon AG
Income Tax [Line Items]
Gain on sale of minority interest	12,258
Equity Movements Due to Early Termination of Incentive Plans
Income Tax [Line Items]
Release of deferred tax assets	2,421
Italy
Income Tax [Line Items]
Prior Years Tax adjustments	€ 7,559
Italy | Nuova Ompi S.r.l.
Income Tax [Line Items]
Percentage of required payment one off tax to revalue tax of assets		3.00%
Step up		€ 7,926
CHINA | Ompi Pharma Packaging Tech. Co Ltd
Income Tax [Line Items]
Revised Corporate Tax Rate		15.00%
Statutory income tax rate		25.00%